Quarterly Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Table Text Block]

In millions, except per share amounts	First	Second	Third	Fourth
2018
Total revenue	$1,517	$1,537	$1,550	$1,801
Gross margin	420	403	410	442
Income from operations	109	(106)	125	63
Income from continuing operations (attributable to NCR)	55	(143)	85	(33)
Income (loss) from discontinued operations, net of tax	(35)	(2)	(1)	(14)
Net (loss) income attributable to NCR common stockholders	8	(157)	72	(60)
Income (loss) per share attributable to NCR common stockholders:
Income (loss) per common share from continuing operations
Basic	$0.36	$(1.31)	$0.62	$(0.39)
Diluted	$0.35	$(1.31)	$0.57	$(0.39)
Net (loss) income per common share:
Basic	$0.07	$(1.33)	$0.61	$(0.51)
Diluted	$0.06	$(1.33)	$0.56	$(0.51)

2017
Total revenue	$1,478	$1,593	$1,663	$1,782
Gross margin	412	461	472	510
Income from operations	115	175	199	202
Income from continuing operations (attributable to NCR)	57	97	118	(35)
(Loss) from discontinued operations, net of tax	—	5	—	(10)
Net income attributable to NCR common stockholders	(17)	90	106	(56)
Income per share attributable to NCR common stockholders:
Income per common share from continuing operations
Basic	$(0.14)	$0.70	$0.87	$(0.38)
Diluted	$(0.14)	$0.64	$0.77	$(0.38)
Net income per common share:
Basic	$(0.14)	$0.74	$0.87	$(0.46)
Diluted	$(0.14)	$0.67	$0.77	$(0.46)